Operating Lease (Details Textual) - USD ($)		9 Months Ended	12 Months Ended
	Apr. 05, 2019	Dec. 31, 2019	Dec. 31, 2020
Operating Lease (Textual)
Term of lease	5 years
Interest rate on unpaid amount	18.00%
Base rent peer month	$ 45,000
Expensed rent payments		$ 397,500	$ 540,000
Operating lease right of use asset		$ 2,000,755	$ 1,578,235